Future Minimum Lease Payments for Non-cancelable Operating Leases (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2011 Office premises CNY	Dec. 31, 2011 Computer Equipment CNY
Operating Leased Assets [Line Items]
Future minimum lease payments 2011	$ 2,695,860	16,967,473	4,656,953	12,310,520
Future minimum lease payments 2012	503,762	3,170,626	3,170,626
Future minimum lease payments 2013	238,160	1,498,958	1,498,958
Total	$ 3,437,782	21,637,057	9,326,537	12,310,520